AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 1998

                                                             File No. 33-70958
                                                             File No. 811-8104
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           /X/
                         POST-EFFECTIVE AMENDMENT NO. 9
                         ------------------------------

                                       and

                          REGISTRATION STATEMENT UNDER
                         INVESTMENT COMPANY ACT OF 1940       /X/
                                AMENDMENT NO. 10
                                ----------------

                               ALPHA SELECT FUNDS
                       (formerly, TIP Institutional Funds)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         1235 Westlakes Drive, Suite 350
                         Berwyn, Pennsylvania 19312-2414
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DRIVE, SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

    JAMES W. JENNINGS, ESQUIRE              JOHN H. GRADY, JR., ESQUIRE
    MORGAN, LEWIS & BOCKIUS LLP             MORGAN, LEWIS & BOCKIUS LLP
    1701 MARKET STREET                      1701 MARKET STREET
    PHILADELPHIA, PENNSYLVANIA  19103       PHILADELPHIA, PENNSYLVANIA  19103

     Title of Securities Being Registered . . . Units of Beneficial Interest

--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):

___   immediately upon filing pursuant to paragraph (b)

_X_   on January 14, 1999, pursuant to paragraph (b)

___   60 days after filing pursuant to paragraph (a)

___   on [date] pursuant to paragraph (a) of Rule 485

___   75 days after filing pursuant to paragraph (a)(2)
================================================================================